Future Minimum Lease and Royalty Commitments for All Noncancelable Agreements and Capital Lease Obligations (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Capital lease
2016	$ 3,166
2017	2,922
2018	2,981
2019	2,691
2020	1,891
Thereafter	3,997
Total	17,648
Less: imputed interest	(2,724)
Present value of minimum lease payments	14,924
Less: current capital lease obligations	(2,438)
Long-term capital lease obligations	12,486
Operating Leases & Royalty Commitments
2016	111,317
2017	73,106
2018	55,047
2019	45,940
2020	43,692
Thereafter	272,066
Total	$ 601,168